American Mutual Fund®
Investment portfolio
July 31, 2023
unaudited

Common stocks 92.30% Energy 5.57%	Shares	Value (000)
Baker Hughes Co., Class A	8,785,959	$314,449
Canadian Natural Resources, Ltd. (CAD denominated)	1,932,957	117,547
Chevron Corp.	7,159,886	1,171,787
ConocoPhillips	6,859,621	807,515
EOG Resources, Inc.	6,019,654	797,785
Exxon Mobil Corp.	7,018,713	752,687
Schlumberger NV	1,607,360	93,773
Shell PLC (ADR)	1,210,761	74,619
Suncor Energy, Inc.	1,137,053	35,578
TC Energy Corp.	11,247,424	403,445
TC Energy Corp. (CAD denominated)[1]	15,318,761	549,020
		5,118,205
Materials 3.15%
Air Products and Chemicals, Inc.	458,436	139,974
Ecolab, Inc.	1,634,802	299,398
International Flavors & Fragrances, Inc.	1,780,231	150,626
Linde PLC	5,339,417	2,085,950
Nutrien, Ltd.	1,609,537	110,881
PPG Industries, Inc.	700,000	100,730
Sherwin-Williams Company	26,800	7,410
		2,894,969
Industrials 15.55%
Automatic Data Processing, Inc.	1,503,182	371,677
BAE Systems PLC (ADR)[1]	7,679,167	373,668
Broadridge Financial Solutions, Inc.	1,154,140	193,803
Canadian National Railway Company	80,757	9,790
Canadian National Railway Company (CAD denominated)	1,752,301	212,405
Carrier Global Corp.	13,581,298	808,766
CSX Corp.	13,516,948	450,385
Cummins, Inc.	1,197,738	312,370
Emerson Electric Co.	679,128	62,038
Equifax, Inc.	779,818	159,145
FedEx Corp.	708,136	191,161
General Dynamics Corp.	2,733,764	611,215
General Electric Co.	18,050,769	2,062,120
Honeywell International, Inc.	2,866,282	556,431
Illinois Tool Works, Inc.	2,104,145	554,064
L3Harris Technologies, Inc.	945,263	179,118
Lockheed Martin Corp.	1,252,256	558,970
Northrop Grumman Corp.	1,748,088	777,899
Otis Worldwide Corp.	1,525,095	138,723
Paychex, Inc.	5,728,473	718,752
RELX PLC (ADR)	1,982,056	66,716
RTX Corp.	23,254,964	2,044,809
American Mutual Fund — Page 1 of 8

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Stanley Black & Decker, Inc.	1,394,394	$138,422
TFI International, Inc.	1,145,813	147,065
Union Pacific Corp.	6,063,317	1,406,811
United Parcel Service, Inc., Class B	1,949,711	364,849
Waste Connections, Inc.	1,704,919	240,683
Waste Management, Inc.	3,512,899	575,378
		14,287,233
Consumer discretionary 4.65%
D.R. Horton, Inc.	2,652,300	336,895
Darden Restaurants, Inc.	934,146	157,796
General Motors Company	250,943	9,629
Hasbro, Inc.[2]	8,355,723	539,445
Home Depot, Inc.	4,191,451	1,399,274
McDonald’s Corp.	1,724,013	505,481
Starbucks Corp.	9,762,271	991,554
TJX Companies, Inc.	2,397,601	207,464
Williams-Sonoma, Inc.	900,000	124,776
		4,272,314
Consumer staples 9.14%
Altria Group, Inc.	7,307,353	331,900
British American Tobacco PLC (ADR)	11,740,070	395,406
Coca-Cola Company	2,988,024	185,048
Colgate-Palmolive Company	990,230	75,515
Constellation Brands, Inc., Class A	2,331,256	635,967
Danone SA	3,499,329	213,652
Dollar General Corp.	2,442,846	412,499
Estée Lauder Companies, Inc., Class A	945,712	170,228
General Mills, Inc.	16,935,990	1,265,796
Hormel Foods Corp.	1,879,370	76,829
Kenvue, Inc.[1]	9,920,800	234,924
Keurig Dr Pepper, Inc.	14,886,389	506,286
Kimberly-Clark Corp.	1,947,314	251,398
McCormick & Co., Inc., nonvoting shares	2,195,771	196,478
Mondelez International, Inc.	21,179,942	1,570,069
PepsiCo, Inc.	3,917,498	734,374
Philip Morris International, Inc.	3,114,944	310,622
Procter & Gamble Company	5,306,180	829,356
		8,396,347
Health care 17.71%
Abbott Laboratories	20,525,106	2,285,060
AbbVie, Inc.	17,801,670	2,662,774
AmerisourceBergen Corp.	549,565	102,714
Amgen, Inc.	3,817,114	893,777
AstraZeneca PLC (ADR)	11,374,149	815,526
Bristol-Myers Squibb Company	16,493,213	1,025,713
CVS Health Corp.	3,350,449	250,245
Danaher Corp.	3,168,816	808,238
Elevance Health, Inc.	75,200	35,467
Eli Lilly and Company	1,301,916	591,786
GE HealthCare Technologies, Inc.	3,788,463	295,500
Gilead Sciences, Inc.	16,669,702	1,269,231
GSK PLC (ADR)	1,738,487	61,838
American Mutual Fund — Page 2 of 8

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Johnson & Johnson	3,859,959	$646,659
Medtronic PLC	8,275,667	726,273
Merck & Co., Inc.	1,311,928	139,917
Novartis AG (ADR)	896,407	94,033
Novo Nordisk AS, Class B (ADR)	283,678	45,700
Pfizer, Inc.	8,852,224	319,211
Roche Holding AG (ADR)[1]	1,832,953	70,935
Stryker Corp.	1,576,747	446,866
Takeda Pharmaceutical Company, Ltd. (ADR)	13,681,238	208,776
Thermo Fisher Scientific, Inc.	586,088	321,563
UnitedHealth Group, Inc.	2,989,259	1,513,671
Zimmer Biomet Holdings, Inc.	598,190	82,640
Zoetis, Inc., Class A	2,949,204	554,716
		16,268,829
Financials 13.85%
American International Group, Inc.	1,446,802	87,213
Aon PLC, Class A	996,390	317,350
Arthur J. Gallagher & Co.	608,741	130,758
Berkshire Hathaway, Inc., Class B3	33,645	11,842
BlackRock, Inc.	437,955	323,583
Blackstone, Inc.	1,914,534	200,624
Capital One Financial Corp.	4,627,530	541,514
Charles Schwab Corp.	609,563	40,292
Chubb, Ltd.	3,751,607	766,866
CME Group, Inc., Class A	3,910,702	778,073
East West Bancorp, Inc.	3,453,272	214,828
Fidelity National Information Services, Inc.	8,306,511	501,547
Franklin Resources, Inc.	13,068,949	382,136
Great-West Lifeco, Inc.	16,923,153	510,396
JPMorgan Chase & Co.	9,480,584	1,497,553
KKR & Co., Inc.	313,825	18,635
Marsh & McLennan Companies, Inc.	3,850,295	725,473
Mastercard, Inc., Class A	1,187,256	468,111
Morgan Stanley	9,249,021	846,840
National Bank of Canada	1,981,996	155,235
PNC Financial Services Group, Inc.	6,645,316	909,677
Principal Financial Group, Inc.	5,161,752	412,269
Progressive Corp.	1,992,017	250,954
S&P Global, Inc.	616,535	243,229
State Street Corp.	3,902,688	282,711
The Toronto-Dominion Bank	359,374	23,697
The Toronto-Dominion Bank (CAD denominated)[1]	2,466,976	162,688
Truist Financial Corp.	5,122,076	170,156
U.S. Bancorp	1,992,016	79,043
Visa, Inc., Class A	2,644,645	628,712
Wells Fargo & Company	17,642,398	814,373
Western Union Company	11,373,261	138,526
Willis Towers Watson PLC	421,238	89,020
		12,723,924
Information technology 11.63%
Accenture PLC, Class A	2,066,725	653,808
Amphenol Corp., Class A	2,794,326	246,767
Analog Devices, Inc.	2,574,027	513,596
American Mutual Fund — Page 3 of 8

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Apple, Inc.	9,046,083	$1,777,103
Applied Materials, Inc.	1,320,036	200,104
Cisco Systems, Inc.	4,192,688	218,187
Cognizant Technology Solutions Corp., Class A	430,312	28,414
Intel Corp.	17,230,272	616,327
Intuit, Inc.	549,500	281,179
KLA Corp.	798,202	410,236
Microsoft Corp.	11,661,447	3,917,313
NetApp, Inc.	1,180,132	92,062
QUALCOMM, Inc.	3,077,113	406,702
Samsung Electronics Co., Ltd. (GDR)	42,887	58,369
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	1,229,002	121,856
Texas Instruments, Inc.	6,360,326	1,144,859
		10,686,882
Communication services 2.52%
AT&T, Inc.	2,315,721	33,624
BCE, Inc.	2,345,000	101,294
Comcast Corp., Class A	42,946,408	1,943,755
Electronic Arts, Inc.	815,909	111,249
Verizon Communications, Inc.	3,685,777	125,611
		2,315,533
Utilities 5.44%
American Electric Power Company, Inc.	2,421,287	205,180
CenterPoint Energy, Inc.[2]	41,943,612	1,262,083
CMS Energy Corp.	1,668,281	101,882
Constellation Energy Corp.	2,755,533	266,322
DTE Energy Company	4,285,615	489,846
Duke Energy Corp.	984,037	92,125
Edison International	7,485,015	538,622
Entergy Corp.	1,400,331	143,814
Exelon Corp.	3,171,282	132,750
NextEra Energy, Inc.	3,576,980	262,193
Public Service Enterprise Group, Inc.	3,163,183	199,660
Sempra Energy	5,680,345	846,485
The Southern Co.	3,377,306	244,314
Xcel Energy, Inc.	3,351,567	210,244
		4,995,520
Real estate 3.09%
Americold Realty Trust, Inc. REIT	2,916,712	94,560
Crown Castle, Inc. REIT	605,212	65,538
CubeSmart REIT	1,830,882	79,387
Digital Realty Trust, Inc. REIT[1]	1,650,509	205,686
Equinix, Inc. REIT	881,602	714,027
Extra Space Storage, Inc. REIT	2,666,662	372,186
Federal Realty Investment Trust REIT	1,300,000	131,976
Kimco Realty Corp. REIT	14,006,323	283,768
Prologis, Inc. REIT	922,024	115,023
Public Storage REIT	1,553,553	437,714
Welltower, Inc. REIT	4,161,119	341,836
		2,841,701
Total common stocks (cost: $55,779,127,000)		84,801,457
American Mutual Fund — Page 4 of 8

unaudited
Short-term securities 7.93% Money market investments 7.83%	Shares	Value (000)
Capital Group Central Cash Fund 5.26%[2,4]	71,925,543	$7,191,835
Money market investments purchased with collateral from securities on loan 0.10%
Capital Group Central Cash Fund 5.26%[2,4,5]	468,203	46,816
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.18%[4,5]	10,775,922	10,776
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.15%[4,5]	6,200,000	6,200
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.15%[4,5]	6,200,000	6,200
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.16%[4,5]	6,200,000	6,200
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.19%[4,5]	4,400,000	4,400
Fidelity Investments Money Market Government Portfolio, Class I 5.16%[4,5]	3,500,000	3,500
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.15%[4,5]	3,500,000	3,500
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.19%[4,5]	3,500,000	3,500
		91,092
Total short-term securities (cost: $7,281,982,000)		7,282,927
Total investment securities 100.23% (cost: $63,061,109,000)		92,084,384
Other assets less liabilities (0.23%)		(206,771)
Net assets 100.00%		$91,877,613
American Mutual Fund — Page 5 of 8

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (000)	Value of affiliates at 7/31/2023 (000)	Dividend income (000)
Common stocks 1.96%
Consumer discretionary 0.59%
Hasbro, Inc.	$150,765	$338,813	$—	$—	$49,867	$539,445	$11,044
Utilities 1.37%
CenterPoint Energy, Inc.	1,195,780	9,988	5,483	(459)	62,257	1,262,083	23,471
Total common stocks						1,801,528
Short-term securities 7.88%
Money market investments 7.83%
Capital Group Central Cash Fund 5.26%[4]	7,974,071	6,941,001	7,724,129	242	650	7,191,835	278,685
Money market investments purchased with collateral from securities on loan 0.05%
Capital Group Central Cash Fund 5.26%[4,5]	753	46,063 [6]				46,816	— [7]
Total short-term securities						7,238,651
Total 9.84%				$(217)	$112,774	$9,040,179	$313,200

[1]	All or a portion of this security was on loan. The total value of all such securities was $125,959,000, which represented .14% of the net assets of the fund.
[2]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	Security did not produce income during the last 12 months.
[4]	Rate represents the seven-day yield at 7/31/2023.
[5]	Security purchased with cash collateral from securities on loan.
[6]	Represents net activity.
[7]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American Mutual Fund — Page 6 of 8

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. As of July 31, 2023, all of the fund’s investments were classified as Level 1.
American Mutual Fund — Page 7 of 8

unaudited
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP3-003-0923O-S96440
American Mutual Fund — Page 8 of 8